Related parties	12 Months Ended
Dec. 31, 2022
Related parties [Abstract]
Related parties
Note 13 – Related parties

Related party transactions relate to the Company’s subsidiaries, associated company, employees and members of the board of directors.

Transactions between DHT Holdings, Inc. and its subsidiaries have been eliminated on consolidation and are not disclosed in this note.

For the first five months of 2022, DHT Holdings, Inc. had a 50% ownership in Goodwood Ship Management Pte. Ltd. (“Goodwood”), which was treated as an investment in associate. During that period, total technical management fees paid were  $1,485 thousand. Refer to Note 16 for more information regarding business combination. In 2021 and 2020, total technical management fees paid to Goodwood were  $3,459 thousand and $3,310 thousand, respectively.

Further, DHT has guarantees for certain of its subsidiaries. This mainly relates to the Company’s secured credit facilities, all of which are entered into by special-purpose wholly owned vessel-owning subsidiaries as borrowers and guaranteed by DHT Holdings, Inc.